BUSINESS COMBINATION - Pro Forma Information (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2016
Business Acquisition [Line Items]
Revenue		$ 6,848,916	$ 9,154,816
Net loss		$ (527,851)	$ (721,257)
Cablevision Systems Corporation And Subsidiaries
Business Acquisition [Line Items]
Revenue	$ 6,545,545
Loss from continuing operations	(740,115)
Net loss	$ (752,656)